INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 25, 2021 USD ($)
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 3,400
Domestic Tax Authority
Operating Loss and Credit Carryforwards
Net Operating Losses	790
Domestic Tax Authority | 2037 - 2041
Operating Loss and Credit Carryforwards
Net Operating Losses	790
State
Operating Loss and Credit Carryforwards
Net Operating Losses	2,352
Tax Credits	450
State | 2027 - 2031
Operating Loss and Credit Carryforwards
Net Operating Losses	436
State | 2036 - 2036
Operating Loss and Credit Carryforwards
Net Operating Losses	670
Tax Credits	450
State | 2037 - 2041
Operating Loss and Credit Carryforwards
Net Operating Losses	808
State | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	438
Foreign Country
Operating Loss and Credit Carryforwards
Net Operating Losses	2,360
Foreign Country | 2022 - 2026
Operating Loss and Credit Carryforwards
Net Operating Losses	536
Foreign Country | 2027 - 2031
Operating Loss and Credit Carryforwards
Net Operating Losses	1,424
Foreign Country | 2036 - 2036
Operating Loss and Credit Carryforwards
Net Operating Losses	106
Foreign Country | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	294
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	5,500
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	500
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 500